Pension Plans, Postretirement and Other Employee Benefits - Amounts to be Reflected as Component of Net Periodic Cost (Detail) - United States - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total		$ 135	$ 146
Postretirement
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		56	48
Prior service cost		$ (3)	$ (4)
Forecast | Postretirement
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 6
Prior service cost	(1)
Total	$ 5